UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22280

Goldman Sachs Credit Strategies Fund

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Copies to:
Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Item 1. Schedule of Investments.

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments

June 30, 2012 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Secured Debt Obligations – 31.8%
Senior Term Loans(a) – 11.9%
Aerospace/Defense – 0.8%
Flying Fortress, Inc. (BB-/Ba3)
$4,050,000	5.000%	06/30/17	$ 4,055,063

Chemicals – 0.1%
PetroLogistics LP (B/B1)
688,275	7.000	03/23/17	693,437

Consumer Cyclical Services – 0.2%
First Data Corp. (B+/B1)
1,293,000	2.995	09/24/14	1,243,814

Consumer Products – 1.6%
ACCO Brands Corp. (BB+/Baa1)
1,992,985	4.250	04/30/19	1,988,003
Grifols, Inc. (BB-/Ba3)
2,116,218	4.500	06/01/17	2,093,172
Prestige Brands, Inc. (BB-/Ba3)
1,689,545	5.250	01/31/19	1,695,357
Schaeffler AG (B/B2)
2,570,000	6.000	01/27/17	2,565,991

			8,342,523

Diversified Manufacturing – 0.4%
Rexnord Corp. (BB-/Ba3)
2,324,175	5.000	04/02/18	2,334,820

Entertainment – 1.5%
Caesars Entertainment Operating Co. (B/Caa1)
8,468,000	3.245	01/28/15	7,889,382

Finance – 2.2%
Springleaf Finance Corp. (CCC+/B3)
12,845,000	5.500	05/10/17	12,081,236

Health Care - Medical Products – 0.3%
Bausch & Lomb, Inc. (B+/B1)
1,750,000	5.250	05/17/19	1,738,625

Media - Non Cable – 0.9%
Eastman Kodak Co. (NR/WR)
741,139	8.500	07/20/13	738,589
LIN Television Corp. (BB-/Ba3)
532,325	5.000	12/21/18	531,436
Univision Communications, Inc. (B-/B2)
3,788,246	2.239	09/29/14	3,709,337

			4,979,362

Packaging – 0.2%
Consolidated Container Co. LLC (B/B1)
1,250,000	6.250	06/15/19	1,248,825

Real Estate Investment Trust – 1.4%
iStar Financial, Inc. (B+/Caa1)
5,620,294	5.000	06/28/13	5,600,229
Realogy Corp. (NR/NR)
126,974	4.490	10/10/16	119,736
1,622,707	4.491	10/10/16	1,530,213

			7,250,178

Principal Amount		Interest Rate		Maturity Date	Value
Secured Debt Obligations – (continued)
Retailers – 1.9%
BJ’s Wholesale Club, Inc. (B+/B1)
	$3,218,865	5.250%		09/28/18	$ 3,223,564
Burlington Coat Factory Warehouse Corp. (B/B3)
	3,500,000	5.500		02/23/17	3,477,635
Neiman-Marcus Group, Inc. (BB-/B3)
	3,379,000	4.750		05/16/18	3,335,073

					10,036,272

Software – 0.4%
Magic NewCo. LLC (NR/NR)
	2,340,000	7.250		12/12/18	2,287,841

TOTAL SENIOR TERM LOANS					$ 64,181,378

Other Secured Debt Obligations – 19.9%
Automotive(b)(c) – 0.3%
Pittsburgh Glass Works LLC (B+/B2)
	1,691,000	8.500		04/15/16	1,557,834

Chemicals(b)(c) – 0.7%
Taminco Global Chemical Corp. (B-/Caa1)
	3,557,000	9.750		03/31/20	3,623,693

Entertainment(b) – 1.6%
MU Finance PLC (NR/NR)
	6,497,000	8.375	(c)	02/01/17	7,033,003
GBP	871,000	8.750		02/01/17	1,466,426

					8,499,429

Finance(b)(c) – 4.2%
CIT Group, Inc. (BB-/B1)
	$15,894,000	4.750		02/15/15	16,370,820
	6,017,000	7.000		05/02/16	6,017,000

					22,387,820

Gaming(b) – 4.1%
MGM Resorts International (B+/Ba2)
	16,756,000	10.375		05/15/14	18,976,170
Yonkers Racing Corp. (B+/B1)(c)
	2,915,000	11.375		07/15/16	3,148,200

					22,124,370

Health Care - Medical Products(b)(c) – 0.8%
DJO Finance LLC/DJO Finance Corp. (B+/B2)
	4,135,000	8.750		03/15/18	4,238,375

Health Care - Services – 2.7%
HCA, Inc. (BB/Ba3)(b)
	6,284,000	8.500		04/15/19	7,022,370
	6,607,000	7.875		02/15/20	7,333,770
US Oncology, Inc. (NR/NR)
	5,876,000	9.125		08/15/17	88,140

					14,444,280

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Secured Debt Obligations – (continued)
Lodging(b) - 1.8%
Felcor Lodging LP (B-/B2)
	$8,677,000	10.000%		10/01/14	$ 9,902,626

Media - Cable(b)(c) – 0.4%
LBI Media, Inc. (CCC/B3)
	2,665,000	9.250		04/15/19	2,265,250

Media - Non Cable(b) – 0.3%
Gray Television, Inc. (CCC+/Caa2)
	1,812,000	10.500		06/29/15	1,884,480

Packaging(b) – 0.8%
Reynolds Group Issuer, Inc. (BB-/Ba3)
	2,277,000	7.750	(c)	10/15/16	2,402,235
EUR	1,426,000	7.750		10/15/16	1,885,809

					4,288,044

Services Cyclical - Rental Equipment(b) – 1.2%
Hertz Holdings Netherlands BV (B+/B1)
	4,880,000	8.500		07/31/15	6,669,687

Tobacco(b) – 1.0%
Vector Group Ltd. (NR/B1)
	$5,148,000	11.000		08/15/15	5,366,790

TOTAL OTHER SECURED DEBT OBLIGATIONS					$ 107,252,678

TOTAL SECURED DEBT OBLIGATIONS					$ 171,434,056

Unsecured Debt Obligations – 45.3%
Brokerage(b) – 1.8%
E*Trade Financial Corp. (B-/B2)
	$3,087,000	7.875%		12/01/15	$ 3,141,022
	5,870,000	6.750		06/01/16	5,972,725
E*Trade Financial Corp. (B-/NR)
	565,000	12.500		11/30/17	648,338

					9,762,085

Consumer Cyclical Services(b) – 0.6%
Heckmann Corp. (B-/Caa1)(c)
	1,305,000	9.875		04/15/18	1,243,012
iPayment, Inc. (CCC+/B3)
	2,441,000	10.250		05/15/18	2,196,900

					3,439,912

Distributors(b) – 0.5%
AmeriGas Finance LLC/AmeriGas Finance Corp. (NR/Ba2)
	1,444,000	6.750		05/20/20	1,469,270
	1,170,000	7.000		05/20/22	1,199,250

					2,668,520

Principal Amount	Interest Rate		Maturity Date	Value
Unsecured Debt Obligations – (continued)
Electric(b) – 1.1%
Midwest Generation LLC (B-/B2)
$6,029,190	8.560%		01/02/16	$ 5,757,877

Energy - Exploration & Production(b) – 20.8%
Bill Barrett Corp. (BB-/B1)
1,908,000	7.000		10/15/22	1,822,140
BreitBurn Energy Partners LP (B/B3)
492,000	8.625		10/15/20	520,290
2,443,000	7.875	(c)	04/15/22	2,443,000
Carrizo Oil & Gas, Inc. (B/B3)
3,788,000	8.625		10/15/18	3,958,460
EV Energy Partners LP (B-/B3)
1,075,000	8.000		04/15/19	1,066,938
Linn Energy LLC/Linn Energy Finance Corp. (B/B2)(c)
3,582,000	6.250		11/01/19	3,487,972
Lone Pine Resources Canada Ltd. (B-/Caa2)(c)
1,703,000	10.375		02/15/17	1,605,078
Magnum Hunter Resources Corp. (CCC+/Caa1)(c)
4,755,000	9.750		05/15/20	4,600,462
Newfield Exploration Co. (BB+/Ba2)
2,648,000	6.875		02/01/20	2,806,880
Northern Oil and Gas, Inc. (B-/Caa1)(c)
649,000	8.000		06/01/20	645,755
Oasis Petroleum, Inc. (B/B3)
3,485,000	6.500		11/01/21	3,450,150
PetroBakken Energy Ltd. (CCC+/Caa1)(c)
17,089,000	8.625		02/01/20	17,003,555
Petrohawk Energy Corp. (BBB+/Baa3)
5,445,000	6.250		06/01/19	6,105,206
Plains Exploration & Production Co. (BB-/B1)
2,443,000	7.625		06/01/18	2,595,687
519,000	6.125		06/15/19	519,000
3,457,000	8.625		10/15/19	3,815,664
1,464,000	7.625		04/01/20	1,551,840
4,293,000	6.625		05/01/21	4,335,930
11,892,000	6.750		02/01/22	12,100,110
Quicksilver Resources, Inc. (CCC+/B2)
5,050,000	8.250		08/01/15	4,696,500
Quicksilver Resources, Inc. (CCC/B3)
4,308,000	7.125		04/01/16	3,295,620
Range Resources Corp. (BB/Ba3)
1,479,000	7.250		05/01/18	1,564,043
1,826,000	5.000		08/15/22	1,796,328
Resolute Energy Corp. (B-/B3)(c)
700,000	8.500		05/01/20	698,250
Samson Investment Co. (B/B1)
325,000	9.750		02/15/20	322,563
14,387,000	9.750	(c)	02/15/20	14,279,097
Swift Energy Co. (B+/B3)
2,748,000	7.125		06/01/17	2,754,870
1,367,000	8.875		01/15/20	1,433,641
4,428,000	7.875		03/01/22	4,450,140
Vanguard Natural Resourses LLC/VNR Finance Corp. (B-/Caa1)
1,023,000	7.875		04/01/20	1,017,885
Venoco, Inc. (B-/Caa1)
1,696,000	8.875		02/15/19	1,530,640

				112,273,694

Energy - Independent(b) – 0.4%
Rosetta Resources, Inc. (BB-/Caa1)
2,122,000	9.500		04/15/18	2,286,455

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Unsecured Debt Obligations – (continued)
Finance – 11.8%
Ally Financial, Inc. (B+/B1)
	$7,387,000	6.750%		12/01/14	$ 7,774,817
	3,300,000	0.000	(b)(d)	06/15/15	2,788,500
	2,311,000	4.625		06/26/15	2,308,111
	1,080,000	5.500		02/15/17	1,093,500
GMAC International Finance BV (B+/B1)
EUR	2,483,000	7.500		04/21/15	3,267,924
International Lease Finance Corp. (BBB-/Ba3)
	$1,115,000	0.819	(e)	07/13/12	1,112,213
	941,000	5.250		01/10/13	953,939
	1,740,000	6.375		03/25/13	1,779,150
	7,411,000	5.875		05/01/13	7,549,956
	6,346,000	5.625		09/20/13	6,496,717
	4,438,000	4.875		04/01/15	4,438,000
JPMorgan Chase Capital XXII (BBB/Baa2)(b)
	2,570,000	6.450		02/02/37	2,575,140
Morgan Stanley (A-/Baa1)(e)
	4,550,000	0.947		10/15/15	4,053,358
National Money Mart Co. (B+/B2)(b)
	3,609,000	10.375		12/15/16	3,978,923
SLM Corp. (BBB-/Ba1)
EUR	517,000	3.125		09/17/12	652,162
	$12,358,000	6.250	(b)	01/25/16	12,927,768

					63,750,178

Health Care - Medical Products(b) – 5.0%
Alere, Inc. (B/B2)
	4,727,000	7.875		02/01/16	4,845,175
Bausch & Lomb, Inc. (B/Caa1)
	13,679,000	9.875		11/01/15	14,294,555
DJO Finance LLC/DJO Finance Corp. (B-/B3)
	7,475,000	10.875		11/15/14	7,699,250

					26,838,980

Health Care - Services(b) – 1.2%
DaVita, Inc. (B/B2)
	2,227,000	6.375		11/01/18	2,304,945
LifePoint Hospitals, Inc. (BB-/Ba1)
	1,058,000	6.625		10/01/20	1,132,060
Tenet Healthcare Corp. (BB-/B1)
	2,886,000	8.875		07/01/19	3,225,105

					6,662,110

Media - Non Cable(b)(c) – 0.1%
Lamar Media, Corp. (BB-/B1)
	519,000	5.875		02/01/22	533,273

Metals & Mining(b)(c) – 0.9%
Molycorp, Inc. (B/B2)
	4,833,000	10.000		06/01/20	4,772,587

Packaging(b)(c) – 0.2%
Silgan Holdings, Inc. (BB-/Ba2)
	946,000	5.000		04/01/20	964,920

Paper(b) – 0.2%
Xerium Technologies, Inc. (B/B3)
	1,047,000	8.875		06/15/18	816,660

Principal Amount	Interest Rate	Maturity Date	Value
Unsecured Debt Obligations – (continued)
Pipelines(b) – 0.5%
Copano Energy LLC/ Copano Energy Finance Corp. (B+/B1)
$556,000	7.750%	06/01/18	$ 576,850
2,153,000	7.125	04/01/21	2,217,590

			2,794,440

Retailers(b) – 0.1%
Burlington Coat Factory Warehouse Corp. (NR/Caa1)
515,000	10.000	02/15/19	547,187

Services Cyclical - Rental Equipment(b)(c) – 0.1%
B-Corp Merger Sub, Inc. (CCC+/Caa1)
488,000	8.250	06/01/19	484,340

TOTAL UNSECURED DEBT OBLIGATIONS			$244,353,218

Convertible Debt Obligations – 0.3%
Noncaptive - Financial(b)(f) – 0.2%
DFC Global Corp. (NR/NR)
950,000	2.875	06/30/27	999,467

Pipelines(b)(f) – 0.1%
Carrizo Oil & Gas, Inc. (NR/NR)
691,000	4.375	06/01/28	684,842

TOTAL CONVERTIBLE DEBT OBLIGATIONS			$ 1,684,309
Municipal Debt Obligation – 0.5%
Ohio – 0.5%
Ohio State Environmental Facilities RB for Ford Motor Co. Project Series 2005 (AMT) (BB+/Baa3)
$2,475,000	5.750%	04/01/35	$ 2,524,277

Shares	Description		Value
Private Common Equity(g) – 0.2%
Capital Markets – 0.2%
97,905	DeepOcean Group Holding		$ 1,419,623

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

Shares	Rate	Value
Preferred Stocks – 1.0%
Ally Financial, Inc.
109,379	8.500%(e)	$ 2,510,248
1,044	7.000(c)	930,106
JPMorgan Chase Capital XX
2,019,000	6.550	2,023,038

TOTAL PREFERRED STOCKS		$ 5,463,392

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT		$426,878,875

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(h) – 16.5%
Repurchase Agreement – 16.5%
Joint Repurchase Agreement Account II
$88,900,000	0.193%	07/02/12	$ 88,900,000

TOTAL INVESTMENTS — 95.6%			$515,778,875

OTHER ASSETS IN EXCESS OF LIABILITIES — 4.4%			23,664,712

NET ASSETS — 100.0%			$539,443,587

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Senior Term Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility at June 30, 2012. Senior Term Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $100,347,817, which represents approximately 18.6% of net assets as of June 30, 2012.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2012.

(f)	Security with “Put” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(g)	Represents a restricted security acquired on May 26, 2011 at a cost of $2,045,096.

(h)	Joint repurchase agreement was entered into on June 29, 2012. Additional information appears in the Notes to the Schedule of Investments section.

Security ratings disclosed, if any, are obtained from Standard & Poor’s/Moody’s Investors Service. A description of the ratings is available in the Fund’s Statement of Additional Information.

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound

Investment Abbreviations:
AMT	— Alternative Minimum Tax
LIBOR	— London Interbank Offered Rate
NR	— Not Rated
RB	— Revenue Bond
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2012, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain
Citibank NA	USD/EUR	10/15/12	$5,827,681	$215,983
	USD/EUR	07/17/12	6,708,077	17,994
	USD/EUR	09/13/12	14,031,803	575,257
	USD/GBP	09/13/12	3,405,700	48,909
TOTAL				$858,143

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss
Citibank NA	USD/EUR	10/15/12	$ 2,533,775	$ (23,920)

SWAP CONTRACTS — At June 30, 2012, the Fund had the following swap contracts:

INTEREST RATE SWAP CONTRACTS

			Rates Exchanged
Counterparty	Notional Amount (000s)	Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*
Citibank NA	$ 2,500	05/17/17	3 month LIBOR	1.101%	$ (20,792)

*	There are no upfront payments on the swap contract(s), therefore the unrealized gain/loss of the swap contract(s) is equal to their market value.

CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Counterparty	Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2012(a)	Upfront Payments Made (Received)	Unrealized Gain (Loss)
Protection Sold:
Citibank NA	CDX North America High Yield Index 18	$ 10,603	5.000%	06/20/17	5.870%	$ (615,739)	$ 258,751
	SLM Corp., 6.250%, 01/25/16	2,600	5.000	06/20/17	4.393	31,713	39,334
Credit Suisse First Boston Corp.	SLM Corp., 6.250%, 01/25/16	3,950	5.000	06/20/17	4.393	26,335	81,602
	Fiat Finance North America, Inc., 5.625%, 06/12/17	EUR 1,200	5.000	09/20/17	8.896	(224,046)	3,125
TOTAL						$ (781,737)	$ 382,812

(a)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At June 30, 2012, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$514,372,424
Gross unrealized gain	7,337,144
Gross unrealized loss	(5,930,693)
Net unrealized security gain	$1,406,451

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission's website (www.sec.gov).

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Foreign Currency Translation — The accounting records and reporting currency of the Fund are maintained in United States (“U.S.”) dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statement of Operation within net change in unrealized gain (loss) on foreign currency transactions. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”)’s assumptions in determining fair value measurement).

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities, for which market quotations are readily available, are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities which are generally classified as Level 1, these investments are generally classified as in Level 2 of the fair value hierarchy.

i. Senior Term Loans — Senior Term Loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). Investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). A Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement.

Certain Loans may have commitment provision, whereby a fund commits to fund a predetermined amount of capital to the borrower over a specified time. A fund is obligated to fund these commitments at the borrower’s discretion. A fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a Senior Term Loan.

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Equity Securities — Equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges including, but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations or other alternative pricing. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Foreign Currency Exchange Contracts — In a forward foreign currency contract, the Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily at the applicable forward rate.

ii. Swap Contracts — Swaps are marked to market daily using pricing vendor quotations, counterparty prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in specified prices, rates or indices for a specified amount of an underlying asset or notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party making a stream of payments to another party in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if the Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The maximum potential amount of future payments (undiscounted) that the Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Fund’s custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Fund, together with other registered investment companies having management agreements with GSAM, or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Fund maintains pro rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Fund is not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Fund’s investments may be determined under valuation procedures approved by the trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but not limited to significant fluctuations in U.S. foreign markets; market dislocations; market disruptions or unscheduled market closings. Significant events, which could also affect a single issuer, may include, but are not limited to corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Fund’s investments and derivatives classified in the fair value hierarchy as of June 30, 2012:

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Secured Debt Obligations	$—	$171,434,056	$—
Unsecured Debt Obligations	—	244,353,218	—
Convertible Debt Obligations	—	1,684,309	—
Municipal Debt Obligations	—	2,524,277	—
Common Stock and/or Other Equity Investments	—	5,463,392	1,419,623
Short-term Investments	—	88,900,000	—
Total	$—	$514,359,252	$1,419,623

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$858,143	$—
Credit Default Swap Contracts	—	382,812	—
Total	$—	$1,240,955	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(23,920)	$—
Interest Rate Swap Contracts	—	(20,792)	—
Total	$—	$(44,712)	$—

(a) Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Derivatives — The following table sets forth, by certain risk types, the gross value of derivative contracts as of June 30, 2012. These instruments were used to meet the Fund’s investment objectives and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Fund’s net exposure.

Risk	Assets	Liabilities
Interest	$ —	$(20,792	)(a)
Credit	382,812	—
Currency	858,143	(23,920)
Total	$1,240,955	$(44,712)

(a)	Amount represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, a Fund’s performance, its failure to pay on its obligations or failure to pledge collateral. The amount does not include incremental charges directly associated with the close-out of the agreements. It also does not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which a Fund is entitled to a full return.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2012, the Fund had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of July 2, 2012, as follows:

Principal Amount	Maturity Value	Collateral Allocation Value
$ 88,900,000	$88,901,430	$90,837,745

REPURCHASE AGREEMENTS — At June 30, 2012, the Principal Amount of the Fund’s interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Principal Amounts
BNP Paribas Securities Co.	0.190%	$8,989,332
Credit Suisse Securities LLC	0.150	17,978,664
Deutsche Bank Securities, Inc.	0.200	22,603,676
JPMorgan Securities LLC	0.250	15,956,065
Wells Fargo Securities LLC	0.180	23,372,263
TOTAL		$88,900,000

At June 30, 2012, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	3.000 to 5.000%	03/01/27 to 06/01/42
Federal National Mortgage Association	2.500 to 7.500	12/01/14 to 07/01/42
Government National Mortgage Association	4.000	08/15/41
U.S. Treasury Notes	0.250 to 5.125	07/02/12 to 08/15/19

The Fund’s risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

GOLDMAN SACHS CREDIT STRATEGIES FUND

Schedule of Investments (continued)

June 30, 2012 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — The Fund may make investments that may be illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Fund has unsettled or open transaction defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Non-Diversification Risk — The Fund is non-diversified and is permitted to invest more of its assets in fewer issuers than “diversified” mutual funds. Thus, the Fund may be subject to greater risks than a fund that invests in a greater number of issuers.

Portfolio Concentration Risk — As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if its investments were not so concentrated.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Goldman Sachs Credit Strategies Fund

By (Signature and Title)*	/s/ JAMES A. McNAMARA
James A. McNamara
President/Principal Executive Officer

Date August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA
James A. McNamara
President/Principal Executive Officer

Date August 27, 2012

By (Signature and Title)*	/s/ GEORGE F. TRAVERS
George F. Travers
Principal Financial Officer

Date August 28, 2012

* Print the name and title of each signing officer under his or her signature.